EMPLOYEE BENEFITS (Details) - CNY (¥)	6 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2013	Dec. 31, 2012
Penalty on daily rate basis as a percentage of outstanding contribution	0.05%
Accrued employee benefits	¥ 400,726,988	¥ 355,766,607	¥ 25,807,949	¥ 12,063,712